CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Available for sale tax effect	$ (913)	$ 351	$ (113)
Cash flow hedge tax effect	$ (691)
Cash flow hedge tax effect		$ 370	$ 0